11. Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expenses [Abstract]
Schedule of prepaid expenses
	2020	2019

	223,394	245,524

Rentals and reinsurance	69,208	76,663
Incremental costs for obtaining customer contracts (1)	125,114	158,093
Other	29,072	10,768

Current portion	(149,796)	(175,868)
Non-current portion	73,598	69,656

(1) It is substantially represented by incremental costs related to sales commissions paid to partners for obtaining customer contracts arising from the adoption of IFRS 15, which are deferred to the result in accordance with the term of the contract and/or economic benefit, usually from 1 to 2 years.